Net Financial Income and Costs	12 Months Ended
Dec. 31, 2018
Net Financial Income and Costs
Net Financial Income and Costs

12. Net Financial Income and Costs

        An analysis of financial income and financial costs is as follows:

	For the year ended December 31,
	2016	2017	2018
Financial income
Financial income	209	1,019	2,413

Total financial income	209	1,019	2,413

Financial costs
Amortization of deferred loan issuance costs	14,297	8,160	6,822
Interest expense on loans	44,882	55,974	58,548
Commitment fees	674	632	522
Other financial costs	394	356	395

Total financial costs	60,247	65,122	66,287

        During the year ended December 31, 2016, an amount of $5,637 representing the write-off of the unamortized deferred loan issuance costs in connection with the repayment of the loan agreement of GAS-seven Ltd. and GAS-eight Ltd. on July 25, 2016 (Note 6) is included in Amortization of deferred loan issuance costs. During the year ended December 31, 2018, an amount of $900 representing the write-off of the unamortized deferred loan issuance costs in connection with the termination of the term loan facility of the New Sponsor Credit Facility (Note 6) is included in Amortization of deferred loan issuance costs.